Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of Calculation of Basic and Diluted Net Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (33,814,719)	$ (14,245,878)	$ (14,472,494)
Denominator:
Basic weighted-average shares outstanding	50,578,134	44,110,188	34,243,265
Loss per share:
Basic loss per share	$ (0.67)	$ (0.32)	$ (0.42)